Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 22,517	$ 14,293	$ 16,114
Adjustments to reconcile net income to net cash from operating activities:
(Release of) provision for loan losses	(1,700)	5,800	1,150
Depreciation expense	2,283	2,265	2,062
Net amortization of investment securities, premiums, and discounts	1,743	1,493	1,386
Change in fair value of mortgage servicing rights	186	903	739
Investment securities (gains) losses, net	(149)	(61)	40
Losses (gains) on sales and dispositions of premises and equipment	29	(104)	48
Gain on sales and dispositions of other real estate	(27)	(224)	(122)
Gain on branch sale, net	0	0	(2,183)
Provision for other real estate owned	965	5	49
Decrease (increase) in accrued interest receivable	19	(159)	(319)
Increase in cash surrender value - life insurance	(58)	(53)	(78)
(Increase) decrease in other assets	(2,222)	9	1,158
Decrease in operating lease liabilities	(300)	(87)	(201)
(Decrease) increase in accrued interest payable	(555)	(299)	101
Increase (decrease) in other liabilities	4,981	1,907	(718)
Origination of mortgage loans held for sale	(196,924)	(193,488)	(43,355)
Proceeds from the sale of mortgage loans held for sale	206,989	195,926	44,281
Gain on sale of mortgage loans, net	(7,165)	(7,109)	(771)
Mortgage servicing rights originations	0	0	0
Net cash provided by operating activities	30,612	21,017	19,381
Cash flows from investing activities:
Purchase of certificates of deposit in other banks	(245)	(980)	(988)
Proceeds from maturities of certificates of deposit in other banks	4,436	2,466	2,373
Net increase in loans	(15,849)	(119,273)	(23,820)
Purchase of available-for-sale debt securities	(178,576)	(100,206)	(31,106)
Proceeds from maturities of available-for-sale debt securities	38,386	52,962	39,467
Proceeds from calls of available-for-sale debt securities	16,515	21,285	16,165
Proceeds from sales of available-for-sale debt securities	5,420	5,845	21,503
Purchases of FHLB stock	(362)	(2,018)	(6,522)
Proceeds from sales of FHLB stock	1,334	1,492	6,390
Purchases of premises and equipment	(591)	(1,828)	(2,168)
Proceeds from sales of premises and equipment	46	178	17
Proceeds from Bank owned life insurance policy	0	0	222
Payment for branch sale, net	0	0	(6,700)
Proceeds from sales of other real estate and repossessed assets	1,551	516	1,435
Net cash (used in) provided by investing activities	(127,935)	(139,561)	16,268
Cash flows from financing activities:
Net increase in demand deposits	70,574	121,325	3,999
Net increase in interest-bearing transaction accounts	94,550	109,477	3,548
Net decrease in time deposits	(31,910)	(33,717)	(8,865)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(21,325)	17,882	2,625
Repayment of FHLB advances and other borrowings	(29,256)	(59,245)	(176,708)
FHLB advances	0	69,000	178,474
Purchase of treasury stock	(2,148)	(906)	0
Cash dividends paid - common stock	(3,616)	(3,030)	(2,684)
Net cash provided by financing activities	76,869	220,786	389
Net increase (decrease) in cash and cash equivalents	(20,454)	102,242	36,038
Cash and due from banks at beginning of year	180,363	78,121	42,083
Cash and due from banks at end of year	159,909	180,363	78,121
Cash paid during the year for:
Interest	6,464	10,023	15,150
Income taxes	4,729	2,305	3,620
Noncash investing and financing activities:
Other real estate and repossessed assets acquired in settlement of loans	723	73	452
Net deposits and fixed assets transferred to other assets related to the Branson branch sale	0	0	(8,885)
Right of use assets obtained in exchange for new operating lease liabilities	0	169	2,424
Stock dividends	$ 5,385	$ 3,829	$ 5,795